AB Municipal Income Fund II

AB Minnesota Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

Principal
Amount
(000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 96.3%

Long-Term Municipal Bonds – 96.3%

Minnesota – 96.3%

Anoka-Hennepin Independent School District No. 11

(Anoka-Hennepin Independent School District No.

11 COP)
Series 2014A
5.00%, 02/01/2034	$1,695	$1,949,555
Central Minnesota Municipal Power Agency
Series 2012
5.00%, 01/01/2032	2,200	2,362,360
City of Bethel MN
(Lodge at Stillwater LLC (The))
Series 2018
5.25%, 06/01/2058	350	373,863
City of Center City MN
(Hazelden Betty Ford Foundation)
4.00%, 11/01/2041	850	980,934
Series 2014
5.00%, 11/01/2029-11/01/2044	800	909,137
City of Duluth MN
Series 2016A
5.00%, 02/01/2034	1,000	1,215,640
City of Maple Grove MN
(Maple Grove Hospital Corp.)
Series 2017
5.00%, 05/01/2031	1,000	1,229,050
City of Minneapolis MN
(Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/2033	1,000	1,201,820
Series 2018A
5.00%, 11/15/2036	2,000	2,537,800
City of Minneapolis MN
(Minneapolis Common Bond Fund)
Series 20102A
6.25%, 12/01/2030	1,000	1,039,670
City of Minneapolis MN/St. Paul Housing &
Redevelopment Authority
(Allina Health Obligated Group)
Series 2017A
5.00%, 11/15/2028	1,355	1,708,723
NATL
2.36%, 08/01/2028(a)	475	475,000
City of Minneapolis MN/St. Paul Housing &
Redevelopment Authority
(Children's Health Care Obligated Group)
Series 2010A
5.25%, 08/15/2025 (Pre-refunded/ETM)	500	509,905
5.25%, 08/15/2035 (Pre-refunded/ETM)	1,000	1,019,810
City of Rochester MN
(Mayo Clinic)
Series 2016B
5.00%, 11/15/2036	60	90,054
Series 2018
4.00%, 11/15/2048	1,000	1,160,040

	Principal
	Amount
	(000)	U.S. $ Value
City of St. Cloud MN
(CentraCare Health System Obligated Group)
Series 2010A
5.125%, 05/01/2030	$95	$95,618
City of St. Paul MN
(City of St. Paul MN Sales Tax)
Series 2014G
5.00%, 11/01/2030-11/01/2032	2,900	3,413,033
City of Wayzata MN
(Wayzata Bay Senior Housing, Inc.)
5.00%, 08/01/2049	395	443,072
Cloquet Independent School District No. 94
Series 2015B
5.00%, 02/01/2031	2,200	2,623,896
Duluth Economic Development Authority
(Essentia Health Obligated Group)
4.25%, 02/15/2043	500	576,930
Series 2018A
5.00%, 02/15/2048	1,000	1,235,010
Housing & Redevelopment Authority of The City of
St. Paul Minnesota
Series 2015A
5.00%, 11/15/2040 (Pre-refunded/ETM)	600	737,874
Housing & Redevelopment Authority of The City of
St. Paul Minnesota
(HealthPartners Obligated Group)
Series 2015A
5.00%, 07/01/2032	1,000	1,169,490
Hutchinson Utilities Commission
Series 2012A
5.00%, 12/01/2025	420	465,604
Minneapolis Special School District No. 1
Series 2016
5.00%, 02/01/2031	3,000	3,766,770
Minneapolis-St. Paul Metropolitan Airports
Commission
Series 2012B
5.00%, 01/01/2029	1,250	1,342,712
Minnesota Higher Education Facilities Authority
Series 2012S
5.00%, 10/01/2032 (Pre-refunded/ETM)	1,400	1,544,410
Minnesota Higher Education Facilities Authority
(College of St. Scholastica, Inc.)
4.00%, 12/01/2040	750	862,297
Minnesota Higher Education Facilities Authority
(Hamline University)
Series 2017B
5.00%, 10/01/2036	500	586,870
Minnesota Higher Education Facilities Authority
(St. Catherine University)
Series 2018A
5.00%, 10/01/2045	1,100	1,347,511
Minnesota Higher Education Facilities Authority
(St. Olaf College)
Series 20158
5.00%, 12/01/2032	1,000	1,204,420
Minnesota Higher Education Facilities Authority
(University of St. Thomas/Minneapolis)
Series 2017A

	Principal
	Amount
	(000)	U.S. $ Value
4.00%, 10/01/2034	$800	$926,904
Minnesota Housing Finance Agency
(Minnesota Housing Finance Agency State Lease)
Series 2019A
4.00%, 08/01/2031	50	61,043
Minnesota Municipal Power Agency
Series 2014
5.00%, 10/01/2032	750	878,025
New Prague Independent School District No. 721
Series 2015A
4.00%, 02/01/2032	1,000	1,120,980
North St. Paul-Maplewood-Oakdale Independent
School District No. 622
Series 2019A
3.00%, 02/01/2038	1,000	1,081,960
Northern Municipal Power Agency
Series 2017
5.00%, 01/01/2033-01/01/2041	1,150	1,390,974
Southern Minnesota Municipal Power Agency
Series 2017A
5.00%, 01/01/2047	2,000	2,480,640
St. Paul Port Authority
(Amherst H Wilder Foundation/MN)
Series 2010-3
5.00%, 12/01/2029	2,445	2,481,088
State of Minnesota
Series 2019A
5.00%, 08/01/2037	1,000	1,329,280
University of Minnesota
Series 2014B
4.00%, 01/01/2032	2,000	2,210,660
Western Minnesota Municipal Power Agency
Series 2014A
5.00%, 01/01/2040 (Pre-refunded/ETM)	2,500	2,900,150
Total Municipal Obligations
(cost $52,377,449)		57,040,582
	Shares
SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 1.52%(b) (c)
(d)
(cost $1,431,290)	1,431,290	1,431,290

						U.S. $ Value
Total Investments – 98.7%
(cost $53,808,739)(e)						$58,471,872
Other assets less liabilities – 1.3%						786,305
Net Assets – 100.0%						$59,258,177
CENTRALLY CLEARED INFLATION (CPI) SWAPS
			Rate Type
			Payments	Payments			Upfront
Notional			made	received	Payment		Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market	Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
USD	2,790	06/17/2024	1.760%	CPI#	Maturity	$(41,966)	$	— $	(41,966)
USD	430	08/09/2024	1.690%	CPI#	Maturity	(5,302)		—	(5,302)
USD	1,510	01/15/2025	1.671%	CPI#	Maturity	(16,386)		—	(16,386)
USD	954	01/15/2025	1.673%	CPI#	Maturity	(12,473)		—	(12,473)
USD	426	01/15/2025	1.637%	CPI#	Maturity	(4,779)		—	(4,779)
						$(80,906)	$	— $	(80,906)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
					Quarterly/
USD	169	02/05/2025	3 Month LIBOR	1.361%	Semi-Annual $	3,218	$		— $	3,218
					Quarterly/
USD	381	02/06/2025	3 Month LIBOR	1.419%	Semi-Annual	8,342			—	8,342
					Quarterly/
USD	19,870	11/12/2039	3 Month LIBOR	3.320%	Semi-Annual	7,531,926			—	7,531,926
					Quarterly/
USD	390	11/12/2039	3 Month LIBOR	3.342%	Semi-Annual	149,400			—	149,400
					Semi-Annual/
USD	12,635	11/01/2049	3.137%	3 Month LIBOR	Quarterly	(6,073,568)			—	(6,073,568)
						$1,619,318	$		— $	1,619,318

INFLATION (CPI) SWAPS

				Rate Type
				Payments	Payments	Payment			Upfront
	Notional			made	received	Frequency			Premiums	Unrealized
	Amount		Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Barclays Bank PLC	USD	1,799	09/20/2020	2.263%	CPI#	Maturity $	(20,462)	$	— $	(20,462)
Barclays Bank PLC	USD	1,743	10/15/2020	2.208%	CPI#	Maturity	(18,327)		—	(18,327)
Barclays Bank PLC	USD	921	10/15/2020	2.210%	CPI#	Maturity	(9,731)		—	(9,731)
Citibank, NA	USD	1,270	10/17/2020	2.220%	CPI#	Maturity	(13,687)		—	(13,687)
JPMorgan Chase
Bank, NA	USD	1,711	08/30/2020	2.210%	CPI#	Maturity	(17,291)		—	(17,291)

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
JPMorgan Chase
Bank, NA	USD 1,920	07/15/2024	2.165%	CPI#	Maturity $	(54,610)	$		— $	(54,610)
						$(134,108)	$		— $	(134,108)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
			Payments	Payments	Payment			Upfront
	Notional		made	received	Frequency			Premiums		Unrealized
	Amount	Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty	(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Citibank, NA	USD	83510/09/2029	1.120%	SIFMA*	Quarterly $	(24,674)	$		— $	(24,674)
Citibank, NA	USD	83510/09/2029	1.125%	SIFMA*	Quarterly	(25,106)			—	(25,106)
						$(49,780)	$		— $	(49,780)

*Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2020 and the aggregate market value of this security amounted to $475,000 or 0.80% of net assets.

(b)Affiliated investments.

(c)The rate shown represents the 7-day yield as of period end.

(d)To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.

(e)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,356,019 and gross unrealized depreciation of investments was $(6,338,362), resulting in net unrealized appreciation of $6,017,657.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.8% and 0.0%, respectively.

Glossary:

COP – Certificate of Participation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB Minnesota Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$57,040,582		$—	$57,040,582
Short-Term Investments	1,431,290	—		—	1,431,290
Total Investments in Securities	1,431,290	57,040,582		—	58,471,872
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	7,692,886		—	7,692,886
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(80,906)		—	(80,906)
Centrally Cleared Interest Rate Swaps	—	(6,073,568)		—	(6,073,568)
Inflation (CPI) Swaps	—	(134,108)		—	(134,108)
Interest Rate Swaps	—	(49,780)		—	(49,780)
Total	$1,431,290	$58,395,106		$—	$59,826,396(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $1,091,578 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$766	$10,543	$9,878	$1,431	$18